Warrant Liabilities (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 27, 2025	Apr. 30, 2025	Sep. 23, 2024	Dec. 15, 2023	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Feb. 05, 2024	Dec. 31, 2023	Dec. 14, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description					The Public Warrants have an exercise price of $5,750 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.	The Public Warrants have an exercise price of $5,750.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Contractual term						60 days
Warrants exercisable, description					Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants
Fair value of warrants					$ 3,000	$ 15,000			$ 641,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock				9.99%
Aggregate principal amount										$ 3,500,000
Common stock par value					$ 0.0001	$ 0.0001			$ 0.0001
Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock par value						0.0001
Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price warrants					5,990	2,930.00	$ 305		5,990.00
Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share price warrants					$ 14	$ 150.00	$ 145		$ 4,190.00
Purchase Agreement [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of total cash fee payment	67,124
Private Placement Notes [Member] | Three I L P [Member] | Purchase Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Aggregate principal amount	$ 11,000,000
Common stock par value	$ 0.0001
Percentage of total cash fee payment	67,124
Private Placement Notes [Member] | Three I L P [Member] | Purchase Agreement [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of total cash fee payment	67,124	21,212
Gem Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Aggregate principal amount								$ 1,000,000.0
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price, description					GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such Common Stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment. Upon the closing of the OpenReel Merger, the exercise price of the GEM Warrants were adjusted to the price equal to 105% of the consideration per share paid which resulted in a strike price of $18.30. The effect of the change in strike price feature being triggered resulted in a change of value of approximately $15,000 which is recorded in the statement of operations line change in fair value of warrant liability.	GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of Common Stock, or securities convertible into or exercisable or exchange for, shares of Common Stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such Common Stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment. Upon the closing of the OpenReel Merger (as discussed in Note 5), the exercise price of the GEM Warrants were adjusted to the price equal to 105% of the consideration per share paid which resulted in a strike price of $18.30. The effect of the change in strike price feature being triggered resulted in a change of value of approximately $15,000 which is recorded in the statement of operations line change in fair value of warrant liability.
Warrants purchased				1,657	1,657
Warrants price per share				$ 3,245
Change in value of warrants				$ 15,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock				9.99%
Warrants strike price				$ 18.30
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants price per share				$ 3,245.00
Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock par value										$ 0.0001
Common Class A [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of total cash fee payment			56,555
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Redemption trigger price					$ 9,000	$ 9,000.00
Warrants exercise price					$ 5,750
Warrants price per share						$ 5,750.00
Warrants outstanding					23,000	23,000			23,000
Warrant expiration period						5 years
Share price warrants						$ 5.00
Public Warrants [Member] | Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding						23,000
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable					0	0
Contractual term					60 days
Redemption trigger price						$ 9,000.00
Warrants price per share						0
Buyer Warrants [Member] | Three I L P [Member] | Purchase Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants price per share	$ 6.60
Warrants term	3 years
Financial Advisor Warrants [Member] | Rodman Renshaw LLC [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of total cash fee payment		21,212
Financial Advisor Warrants [Member] | Rodman Renshaw LLC [Member] | Letter Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants price per share		$ 8.25
Warrants term		5 years
Percentage of total cash fee payment		7.00%
Percentage of total cash fee payment		1.00%
Non-accountable expense allowance paid		$ 75,000
Percentage of offering price		125.00%
Private Placement Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Fair value of warrants					$ 361,000	$ 0
Class of warrants or rights threshold limit percentage of election of holder		9.99%
Private Placement Warrants [Member] | Maximum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Class of warrants or rights threshold limit percentage of election of holder					9.99%
Private Placement Warrants [Member] | Minimum [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of offering price		4.99%